Subsequent Events (Details)		7 Months Ended	12 Months Ended
	Nov. 05, 2019 USD ($) shares	Feb. 07, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2019 € / shares	Nov. 05, 2019 € / shares	Jun. 30, 2019 € / shares shares	Jun. 30, 2018 € / shares shares
Common Stock, Par or Stated Value Per Share | € / shares						€ 0.01		€ 0.01	€ 0.01
Share Price | € / shares							€ 135.00
Common Stock, Discount on Shares	$ 1.05
Common Stock, Shares, Outstanding | shares								30,445,669	30,876,193
Treasury Stock, Value, Acquired, Cost Method			$ 55,567,000	$ 94,710,000	$ 50,008,000
Treasury Stock [Member]
Related Party Transaction, Amounts of Transaction	$ 750,000
Treasury Stock [Member]
Treasury Stock, Shares, Acquired | shares		4,284,707	594,000	895,000	594,000
Treasury Stock, Value, Acquired, Cost Method		$ 542,300,000	$ (55,567,000)	$ (94,710,000)	$ (50,008,000)
Share Repurchase-Average Share Price | $ / shares		$ 126.57
Majority Shareholder [Member]
Common Stock, Shares, Outstanding | shares	3,906,492